ACCUMULATED OTHER COMPREHENSIVE INCOME (LOSS) (Reclassifications out of accumulated other comprehensive income (loss)) (Details) $ in Thousands	12 Months Ended
Dec. 31, 2016 USD ($)
Accumulated Other Comprehensive Income (Loss) [Line Items]
Beginning balance	$ (7,558)
Other comprehensive income (loss) before reclassifications	(652)
Amounts reclassified from accumulated other comprehensive income (loss)	(18)
Net current period other comprehensive income (loss)	(670)
Ending balance	(8,228)
Unrealized gains (losses) on available-for-sale marketable securities [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Beginning balance	(57)
Other comprehensive income (loss) before reclassifications	(156)
Amounts reclassified from accumulated other comprehensive income (loss)	20
Net current period other comprehensive income (loss)	(136)
Ending balance	(193)
Unrealized gains (losses) on cash flow hedges [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Beginning balance	(32)
Other comprehensive income (loss) before reclassifications	66
Amounts reclassified from accumulated other comprehensive income (loss)	(38)
Net current period other comprehensive income (loss)	28
Ending balance	(4)
Foreign currency translation adjustments [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Beginning balance	(7,469)
Other comprehensive income (loss) before reclassifications	(562)
Amounts reclassified from accumulated other comprehensive income (loss)
Net current period other comprehensive income (loss)	(562)
Ending balance	$ (8,031)